STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
STOCK-BASED COMPENSATION.
STOCK-BASED COMPENSATION

10.STOCK-BASED COMPENSATION

In 2007, the Company’s Board of Directors adopted, and the Company’s shareholders subsequently approved, the 2007 Employee, Director and Consultant Stock Plan (the “2007 Plan”). Pursuant to the 2007 Plan, the Company’s Board of Directors (or committees and/or executive officers delegated by the Board of Directors) may grant incentive and nonqualified stock options to the Company’s employees, officers, directors, consultants and advisors.

On October 26, 2010, the Company’s Board of Directors adopted, and the Company’s shareholders subsequently approved, the 2010 Equity Incentive Plan (as subsequently amended, the “2010 Plan”). The 2010 Plan provided for grants of incentive stock options to employees, and nonqualified stock options and restricted common stock to employees, consultants, and non-employee directors of the Company.

In April 2015, the Company’s Board of Directors adopted, and the Company’s shareholders subsequently approved, the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for grants of incentive stock options to employees, and nonqualified stock options, restricted common stock, restricted stock units, and stock appreciation rights to employees, consultants, and non-employee directors of the Company.

As of September 30,  2017, the total number of shares authorized for issuance under the 2015 Plan was 4,322,355 shares, consisting of 4,000,000 initially approved under the 2015 Plan shares plus the 322,355 shares that remained available for grant under the 2010 Plan at the time of its termination. Upon approval of the 2015 Plan by the Company’s shareholders on June 16, 2015, the 2010 Plan was terminated and no additional shares or share awards have been subsequently granted under the 2010 Plan.

Options issued under the 2007 Plan,  2010 Plan, and 2015 Plan (collectively, the “Plans”) are exercisable for up to 10 years from the date of issuance.

As of September 30, 2017, there were outstanding options to purchase an aggregate of 2,256,351,  1,670,171 and 46,476 shares under the 2015 Plan, 2010 Plan, and 2007 Plan, respectively. As of December 31, 2016, there were outstanding options to purchase an aggregate of 1,222,085,  1,821,487 and 150,207 shares under the 2015 Plan, 2010 Plan, and 2007 Plan, respectively.

In March 2015, the Company’s Board of Directors adopted, and the Company’s shareholders subsequently approved, the ESPP. The ESPP allows employees to buy company stock twice per year through after-tax payroll deductions at a discount from market. The Company’s Board of Directors initially authorized 187,500 shares for issuance under the ESPP. Commencing on the first day of the year ended December 31, 2016 and on the first day of each year thereafter during the term of the ESPP, the number of shares of common stock reserved for issuance shall be increased by the lesser of (i) 1% of the Company’s outstanding shares of common stock on such date, (ii) 50,000 shares, or (iii) a lesser amount determined by the Board of Directors. Under the terms of the ESPP, in no event shall the aggregate number of shares reserved for issuance during the term of the ESPP exceed 1,250,000 shares. As of September 30, 2017 and December 31, 2016, there were 253,021 and 220,771 shares reserved for issuance under the ESPP, respectively.

In January 2017, 7,986 shares that were purchased in the offering period commencing on July 1, 2016 and ending on Decemer 31, 2016 were issued under the ESPP. In July 2017, 9,764 shares that were purchased in the offering period commencing on January 1, 2017 and ending on June 30, 2017 were issued under the ESPP. The ESPP is considered a compensatory plan with the related compensation cost recognized over each six-month offering period. The compensation expense related to the ESPP for the three-month periods ended September 30, 2017 and 2016 was $3,000 and $12,000, respectively, and is included in share-based compensation expense. The share-based compensation expense related to the ESPP for the nine-month periods ended September 30,  2017 and 2016 was $16,000 and $39,000.

Share-based compensation

For the three-month periods ended September 30,  2017 and 2016, the Company recorded stock-based compensation expense of $1.0 million and $1.2 million, respectively, inclusive of the expense related to the ESPP. For the nine-month periods ended September 30, 2017 and 2016, the Company recorded stock-based compensation expense of $3.6 million and $3.6 million, respectively, inclusive of the expense related to the ESPP. Stock-based compensation expense for the three-month and nine-month periods ended September 30,  2017 includes $24,000 of expense related to a stock option modification.

The Company granted 325,000 stock options to a non-employee consultant on July 5, 2017. The Company accounts for stock-based awards to non-employees in accordance with ASC Topic 505-50, Equity-Based Payments to Non-Employees (“ASC 505-50”). Stock-based awards to non-employees are remeasured at each reporting date until the options vest and expense is recognized on a straight-line basis as the services are being provided. The Company believes that the fair value of these awards is more reliably measurable than the fair value of the services rendered. The aggregate grant date fair value for the options granted on July 5, 2017 totaled approximately $764,000. The option award has a requisite service period of four years whereby the award vests 25% on the first anniversary of service, then ratably each month for the remaining 36 months, subject to continuous service by the individual. As of September 30, 2017, 325,000 options remained unvested. The fair value of the unvested options as of September 30, 2017 was estimated using a Black-Scholes model with the following assumptions: expected volatility of 108.5%, risk free interest rate of 2.3%, expected life of 9.8 years, and no dividends. Stock-based compensation expense for the three-month and nine-month periods ended September 30, 2017 includes $25,000 of expense related to the non-employee stock option grant, as a result of mark to market adjustments related to the non-employee. The stock options contain a termination clause whereby accelerated vesting occurs for 25% of the stock options if the Company does not hire the consultant as an employee on or before January 5, 2018.

As discussed in Note 1, the Company adopted ASU 2016-09 on January 1, 2017. Prior to the adoption of this standard, the Company recognized share-based compensation, net of estimated forfeitures, over the vesting period of the grant. Upon adoption of ASU 2016-09, the Company elected to change its accounting policy to recognize forfeitures as they occur. The Company continues to recognize share-based compensation expense over the vesting period of the grant. The new forfeiture policy election was adopted using a modified retrospective approach with a cumulative effect adjustment of $155,000 recorded to accumulated deficit on the balance sheet as of January 1, 2017.

The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option pricing model. The expected term of options granted under the Plans, all of which qualify as “plain vanilla,” is based on the average of the contractual term (10 years) and the vesting period (generally, 48 months). For non-employee options, the expected term is the contractual term. The risk-free rate is based on the yield of a U.S. Treasury security with a term consistent with the option.

Stock options

A summary of option activity as of September 30,  2017 and changes for the nine-month period then ended are presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Term in Years	Value
Outstanding at December 31, 2016	3,193,785	$7.52
Granted	1,439,463	$3.94
Forfeited	(570,863)	$6.54
Exercised	(89,387)	$0.29
Outstanding at September 30, 2017	3,972,998	$6.53	7.48	$53,894
Vested at September 30, 2017	2,146,415	$7.86	6.20	$53,894

The weighted average grant-date fair value of options granted during the nine months ended September 30,  2017 was $3.04 per share. The total fair value of options that vested in the three-month period ended September 30,  2017 was $1.1 million. The total fair value of options that vested in the nine months ended September 30,  2017 was $3.1 million. As of September 30, 2017, total unrecognized compensation expense related to non-vested share-based option compensation arrangements amounted to $6.5 million and is estimated to be recognized over a period of 2.53 years.

Restricted Stock Units

The following table summarizes the restricted stock unit (“RSU”) activity under the 2015 Equity Incentive Plan during the nine-month period ended September 30, 2017:

		Weighted-Average
	Number of Grants	Grant Date Fair Value
Unvested balance at December 31, 2016	—	$—
Granted	295,000	1.25
Vested	—	—
Forfeited	—	—
Unvested balance at September 30, 2017	295,000	$1.25

On September 14, 2017, the Company issued 295,000 RSUs to employees. These RSUs are subject to time-based vesting. For the three-month period ended September 30, 2017, the Company recorded stock-based compensation expense of $9,000 related to the time-based RSUs, which the Company expects to recognize over a remaining weighted-average of 2.0 years. As of September 30, 2017, total unrecognized compensation expense related to non-vested RSUs amounted to $360,000. There are 295,000 RSUs subject to time-based vesting that remain unvested and outstanding at September 30, 2017.

13. STOCK OPTIONS

In 2007, the Company’s Board of Directors adopted, and the Company’s shareholders subsequently approved, the 2007 Employee, Director and Consultant Stock Plan (the “2007 Plan”). Pursuant to the 2007 Plan, the Company’s Board of Directors (or committees and/or executive officers delegated by the Board of Directors) may grant incentive and nonqualified stock options to the Company’s employees, officers, directors, consultants and advisors. As of December 31, 2016, there were options to purchase an aggregate of 150,207 shares of common stock outstanding under the 2007 Plan and no shares available for future grants under the 2007 Plan.

On October 26, 2010, the Company’s Board of Directors adopted, and the Company’s shareholders subsequently approved, the 2010 Equity Incentive Plan (as subsequently amended, the “2010 Plan”). The 2010 Plan provides for grants of incentive stock options to employees, and nonqualified stock options and restricted common stock to employees, consultants, and non‑employee directors of the Company.

In April 2015, the Company’s Board of Directors adopted, and the Company’ shareholders subsequently approved, the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for grants of incentive stock options to employees, and nonqualified stock, restricted common stock, restricted stock units and stock appreciation rights to employees, consultants, and directors of the Company.

As of December 31, 2016, the total number of shares authorized for issuance under the 2015 Plan was 4,322,355 shares, consisting of 4,000,000 shares initially approved under the 2015 Plan plus the 322,355 shares that remained available for grant under the 2010 Plan at the time of its termination. Upon approval of the 2015 Plan by the Company’s shareholders on June 16, 2016, the 2010 Plan was terminated and no additional shares or share awards have been subsequently granted under the 2010 Plan.

As of December 31, 2016, there were outstanding options to purchase an aggregate of 1,222,085 and 1,821,487 shares of common stock under the 2015 Plan and 2010 Plan, respectively. Options issued under the Plans are exercisable for up to 10 years from the date of issuance.

Options issued under the 2007 Plan, 2010 Plan, and 2015 Plan (collectively, the “Plans”) are exercisable for up to 10 years from the date of issuance.

In March 2015, the Company’s Board of Directors adopted, and the Company’s shareholders subsequently approved the ESPP. The ESPP allows employees to buy company stock twice a year through after-tax payroll deductions at a discount from market. The Company’s Board of Directors initially authorized 187,500 shares for issuance under the ESPP. Commencing on the first day of the year ended December 31, 2016 and on the first day of each year thereafter during the term of the ESPP, the number of shares of common stock reserved for issuance shall be increased by the lesser of (i) 1% of the Company’s outstanding shares of common stock on such date, (ii) 50,000 shares or (iii) a lesser amount determined by the Board of Directors. Under the terms of the ESPP, in no event shall the aggregate number of shares reserved for issuance during the term of the ESPP exceed 1,250,000 shares.

The 2015 ESPP is considered a compensatory plan with the related compensation cost recognized over each respective six month offering period. As of December 31, 2016, approximately $51 of employee payroll deductions had been withheld since July 1, 2016, the commencement of the offering period, and are included in accrued expenses in the accompanying balance sheet. The compensation expense related to the ESPP for the years ended December 31, 2016 and 2015 was $46 and $41, respectively, and is included in stock-based compensation expense. In January 2017, 7,986 shares that were purchased as of December 31, 2016 were issued under the ESPP.

Share‑based compensation

For the years ended December 31, 2016,  2015 and 2014, the Company recorded stock‑based compensation expense of $5,063,  $4,666, and $2,730, respectively, net of forfeitures, inclusive of the expense related to the ESPP.

The fair value of each option award is estimated on the date of grant using the Black‑Scholes option pricing model, which uses the assumptions noted in the following table. The Company uses historical data, as well as subsequent events occurring prior to the issuance of the financial statements, to estimate option exercises and employee terminations within the valuation model. The expected term of options granted under the Plans, all of which qualify as “plain vanilla,” is based on the average of the contractual term (10 years) and the vesting period (generally, 48 months). For non‑employee options, the expected term is the contractual term. The risk‑free rate is based on the yield of a U.S. Treasury security with a term consistent with the option.

The assumptions used principally in determining the fair value of options granted were as follows:

	December 31,
	2016	2015	2014
Risk-free interest rate	1.20 - 1.52%	1.53 - 1.89%	1.62 - 2.06%
Expected dividend yield	0%	0%	0%
Expected term (employee grants)	5.99 years	6.00 years	6.03 years
Expected volatility	111%	116%	124%

A summary of option activity as of December 31, 2016 and changes for the year then ended are presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Term in Years	Value
Outstanding at December 31, 2015	3,253,310	$7.47
Granted	333,250	$6.27
Forfeited	(257,570)	$8.47
Exercised	(135,205)	$1.41
Outstanding at December 31, 2016	3,193,785	$7.52	6.93	$571
Vested at December 31, 2016	1,811,996	$7.54	6.32	$563
Vested and expected to vest at December 31, 2016	2,741,045	$7.52	6.81	$568

The weighted average grant‑date fair value of options granted during the years ended December 31, 2016,  2015, and 2014 was $5.23,  $7.37, and $6.15 per share, respectively. The total fair value of options that vested in the years ended December 31, 2016,  2015, and 2014 was $5,179,  $5,144, and $2,329, respectively. As of December 31, 2016, there was $5,630 of total unrecognized compensation expense related to non‑vested share‑based option compensation arrangements. The unrecognized compensation expense is estimated to be recognized over a period of 2.37 years at December 31, 2016.